UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund:  BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California

Municipal Bond Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2014

Date of reporting period: 02/28/2014

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2014 (Unaudited)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 86.7%
County/City/Special District/School District — 26.9%
Alum Rock Union Elementary School District, GO, Election of 2012, Series A, 6.00%, 8/01/39	$1,200	$1,415,796
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/36	1,690	1,962,665
Centinela Valley Union High School District, GO, Refunding, Election of 2008, Series B, 6.00%, 8/01/36	2,000	2,345,760
City & County of San Francisco California, COP, Series C, AMT, 5.25%, 3/01/33	140	150,171
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,017,560
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	6,772,296
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	2,395	2,766,704
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/39	2,760	3,000,258
County of Orange California Water District, COP, Refunding, Series A, 5.00%, 8/15/32	3,005	3,352,558
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	2,955	3,514,618
5.50%, 3/01/41	10,000	11,030,900
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	7,000	7,751,240
County of Ventura California, COP, Refunding, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,162,670
Grossmont Healthcare District, GO, Election of 2006, Series B:
6.00%, 7/15/34	2,695	3,124,071
6.13%, 7/15/40	3,045	3,510,002
Long Beach Community College District, GO, Refunding, Election of 2008, Series B, 5.00%, 8/01/39	17,355	18,534,272
Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	$5,435	$6,083,885
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	6,250	7,293,125
Millbrae School District, GO, Series B-2, 6.00%, 7/01/41	2,585	2,951,553
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/39	5,000	5,588,700
Riverside County Transportation Commission, Refunding RB, Limited Tax, Series A, 5.25%, 6/01/39	5,000	5,565,250
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	5,455	6,115,764
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A, 5.75%, 5/01/42	2,010	2,210,296
San Jose California Financing Authority, Refunding LRB, Convention Center Expansion & Renovation Project, Series A, 5.00%, 6/01/39	5,000	5,276,400
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	5,000	5,540,200
Ventura County Public Financing Authority, Refunding RB, Series A, 5.00%, 11/01/38	14,390	15,176,126
West Contra Costa California Unified School District, GO, Election of 2010, Series A (AGM), 5.25%, 8/01/41	4,395	4,653,294

		140,866,134
Education — 8.2%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,805,150
San Francisco University, 6.13%, 10/01/30	1,250	1,472,525

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014	1

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Education (concluded)
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	$7,000	$7,829,010
San Jose Evergreen Community College District, GO, Election of 2010, Series A, 5.00%, 8/01/41	5,000	5,339,750
University of California, RB, Series O, 5.75%, 5/15/34	2,500	2,864,425
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	21,000	22,609,020

		42,919,880
Health — 14.2%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare:
6.38%, 8/01/14 (a)	5,000	5,131,850
6.25%, 8/01/39	3,775	4,275,829
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	5,265	5,871,423
Children’s Hospital, Series A, 5.25%, 11/01/41	5,235	5,490,573
Scripps Health, Series A, 5.00%, 11/15/40	5,030	5,205,295
Sutter Health (BHAC), 5.00%, 11/15/42	14,415	14,599,944
Sutter Health, Series B, 6.00%, 8/15/42	9,680	11,288,429
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	2,670	3,014,697
Catholic Healthcare West, Series A, 6.00%, 7/01/39	6,000	6,589,800
Providence Health & Services, Series C, 6.50%, 10/01/33	4,150	4,825,620
California Statewide Communities Development Authority, Refunding RB:
5.25%, 8/01/31	2,500	2,572,625
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	5,000	5,171,800

		74,037,885
Municipal Bonds	Par (000)	Value
California (continued)
State — 8.4%
California State Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	$10,000	$11,637,200
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,793,600
Various Capital Projects, 5.25%, 11/01/32	1,115	1,228,663
Various Capital Projects, Series I, 5.50%, 11/01/33	2,295	2,628,280
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,725	2,013,713
State of California, GO, Various Purposes:
6.00%, 3/01/33	4,195	5,001,657
6.00%, 4/01/38	16,000	18,611,360

		43,914,473
Transportation — 7.4%
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 5/01/39	5,150	5,971,837
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,255,737
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	1,645	1,766,220
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport Senior Series A, AMT:
5.00%, 5/15/34	8,600	9,321,798
5.38%, 5/15/33	875	954,958
5.38%, 5/15/38	325	343,571
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	4,570	4,973,531
6.25%, 3/01/34	2,450	2,779,476
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,347,910
County of Sacramento California, ARB:
Senior Series B, 5.75%, 7/01/39	1,600	1,799,312

2	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
County of Sacramento California, ARB (concluded):
Senior Series B, AMT (AGM), 5.25%, 7/01/39	$2,500	$2,594,000
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	3,150	3,553,420

		38,661,770
Utilities — 21.6%
City of Los Angeles California Wastewater System, Refunding RB, Series A, 5.38%, 6/01/39	5,000	5,634,200
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	5,625	6,475,444
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	8,015	8,668,303
County of Sacramento California Sanitation Districts Financing Authority, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	7,770	8,288,492
Dublin-San Ramon Services District Water, Refunding RB, 5.50%, 8/01/36	4,235	4,688,653
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	5,330	5,948,013
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	8,000	8,687,680
Metropolitan Water District of Southern California, RB, Authorization, Series A, 5.00%, 1/01/39	17,005	18,590,716
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,531,800
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A:
5.25%, 5/15/29	4,000	4,580,280
5.25%, 5/15/34	13,000	14,561,040
5.25%, 5/15/39	1,600	1,792,128
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B, 5.75%, 8/01/35	5,000	5,744,500
Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
San Juan Water District, COP, Series A, 6.00%, 2/01/39	$5,700	$6,491,502
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	6,395	7,395,306

		113,078,057
Total Municipal Bonds — 86.7%		453,478,199

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
California — 20.7%
County/City/Special District/School District — 9.0%
County of Orange California Water District, COP, Refunding, Series A, 5.25%, 8/15/34	12,200	13,712,190
County of San Mateo California Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/38 (c)	19,000	20,458,440
Sacramento California Unified School District, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	7,000	7,316,050
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	5,270	5,518,744

		47,005,424
Education — 2.1%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	10,000	10,877,500
Transportation — 2.3%
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	11,705	12,342,844
Utilities — 7.3%
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	13,000	14,024,400

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014	3

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
California (concluded)
Utilities (concluded)
County of Sacramento California Sanitation Districts Financing Authority, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	$5,000	$5,333,650
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	4,760	5,204,965
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/39	12,108	13,561,940

		38,124,955
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 20.7%		108,350,723
Total Long-Term Investments (Cost — $533,460,254) — 107.4%		561,828,922
Short-Term Securities	Shares	Value
BIF California Municipal Money Fund, 0.00% (d)(e)	5,271,204	$5,271,204
Total Short-Term Securities (Cost — $5,271,204) — 1.0%		5,271,204
Total Investments (Cost — $538,731,458*) — 108.4%		567,100,126
Other Assets Less Liabilities — 1.2%		6,097,568
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.6%)		(50,026,491)

Net Assets — 100.0%		$523,171,203

*	As of February 28, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$488,371,263

Gross unrealized appreciation	$33,026,076
Gross unrealized depreciation	(4,314,742)

Net unrealized appreciation	$28,711,334

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(c)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on March 1, 2015 is $9,988,194.

(d)	Represents the current yield as of report date.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended February 28, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2013	Net Activity	Shares Held at February 28, 2014	Income
BIF California Municipal Money Fund	1,311,039	3,960,165	5,271,204	$194

4	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(350)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	$43,585,938	$(78,368)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014	5

Schedule of Investments (concluded)	BlackRock California Municipal Bond Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$561,828,922	—	$561,828,922
Short-Term Securities	$5,271,204	—	—	5,271,204

Total	$5,271,204	$561,828,922	—	$567,100,126

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(78,368)	—	—	$(78,368)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$600,000	—	—	$600,000
Liabilities:
TOB trust certificates	—	$(50,017,529)	—	(50,017,529)

Total	$600,000	$(50,017,529)	—	$(49,417,529)

There were no transfers between levels during the period ended February 28, 2014.

6	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 22, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 22, 2014